Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment consisted of the following:

	September 30,	December 31,
	2025	2024
Lab equipment	$3,113	$3,106
Production equipment	2,299	2,249
Computer equipment	654	648
Office equipment	102	102
Total	6,168	6,105
Less: Accumulated depreciation	(5,052)	(4,830)
Property and equipment, net	$1,116	$1,275

Depreciation expense was $222 and $125 for the nine months ended September 30, 2025 and 2024, respectively. Depreciation expense was $76 and $49 for the three months ended September 30, 2025 and 2024, respectively.

6. Property and Equipment, Net

Property and equipment consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Lab equipment	$3,106	$2,750
Production equipment	2,249	1,508
Computer equipment	648	648
Office equipment	102	102
Total	6,105	5,008
Less: Accumulated depreciation	(4,830)	(4,657)
Property and equipment, net	$1,275	$351

Depreciation expense was $0.2 million and $0.1 million for the years ended December 31, 2024 and 2023, respectively.